Acquisition (Tables)	12 Months Ended
Dec. 31, 2022
Business Combinations [Abstract]
Schedule of summarizes the fair value of the identifiable assets acquired and liabilities
	Amount
	RMB	USD
Cash acquired	41	6
Other receivables	196	31
Total current assets	237	37

Property and equipment, net	420	66
Intangible assets, net	9,170	1,439
Goodwill	12,758	2,002
Total assets	22,585	3,544

Current liabilities	1,472	231
Deferred tax liability	2,293	360
Total liabilities	3,765	591

Previous held 20% Equity Value	3,440	540
40% Equity Value with noncontrolling interest	6,880	1,080
Total consideration of 40% Equity Value	8,500	1,333